Personnel Expenses	12 Months Ended
Dec. 31, 2019
Classes of employee benefits expense [abstract]
Personnel Expenses
34.	Personnel Expenses:

Personnel expenses for the year ended December 31, 2017, 2018 and 2019 are detailed as follows:

	2017	2018	2019
	MCh$	MCh$	MCh$

Remuneration	235,765	244,919	254,886
Bonuses and incentives	42,465	62,675	71,028
Variable Compensation	36,471	36,901	37,281
Lunch and health benefits	26,836	26,698	27,618
Gratifications	25,402	26,275	27,889
Staff severance indemnities	21,241	19,941	35,100
Training expenses	3,555	3,909	3,626
Other personnel expenses	17,596	19,312	18,171
Total	409,331	440,630	475,599